CONSOLIDATED STATEMENT OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - USD ($)	11 Months Ended		12 Months Ended
	Jun. 30, 2021		Jun. 30, 2022
Continuing operations
Exploration and evaluation expenses	$ (2,568,386)		$ (7,268,268)
Corporate and administrative expenses	(852,944)		(3,056,249)
Business development expenses	(581,200)		(3,205,162)
Share-based payment expenses	(4,084,764)		(8,340,328)
Finance income	5,075		401,045
Finance costs	(7,492)		(52,275)
Cost of listing on reverse acquisition	(5,141,126)		0
Loss before income tax	(13,230,837)		(21,521,237)
Income tax expense	0		0
Loss for the year/period	(13,230,837)		(21,521,237)
Loss attributable to shareholders of IperionX Limited	(13,230,837)		(21,521,237)
Items that may be reclassified subsequently to profit or loss:
Exchange differences arising on translation into presentation currency	(2,419)		(593,912)
Other comprehensive loss for the year/period, net of tax	(2,419)		(593,912)
Total comprehensive loss for the year/period	(13,233,256)		(22,115,149)
Total comprehensive loss attributable to shareholders of IperionX Limited	$ (13,233,256)		$ (22,115,149)
Basic loss per share (in dollars per share)	$ (0.19)	[1]	$ (0.16)
Diluted loss per share (in dollars per share)	$ (0.19)	[1]	$ (0.16)

[1]	Basic and diluted loss per share for the comparative period ended June 30, 2021 have been revised. Refer to Note 1(a) for further information.